Schedule of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 4,262	$ 1,675
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	619	384
Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,453	497
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,190	794
Upon delivery [member]
IfrsStatementLineItems [Line Items]
Revenue	725	421
Services overtime [member]
IfrsStatementLineItems [Line Items]
Revenue	3,537	1,254
Acquisition services [member]
IfrsStatementLineItems [Line Items]
Revenue	2,413	478
Value added data [member]
IfrsStatementLineItems [Line Items]
Revenue	514	255
Software and solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,335	$ 942